Insurance (Liabilities for Guarantees) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	$ 7,500	$ 7,233	$ 5,998
Incurred guaranteed benefits	1,005	385	1,396
Paid guaranteed benefits	(76)	(118)	(161)
Balance at December 31,	8,429	7,500	7,233
Ceded
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	1,163	991	831
Incurred guaranteed benefits	158	184	180
Paid guaranteed benefits	(12)	(12)	(20)
Balance at December 31,	1,309	1,163	991
Net
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	6,337	6,242	5,167
Incurred guaranteed benefits	847	201	1,216
Paid guaranteed benefits	(64)	(106)	(141)
Balance at December 31,	7,120	6,337	6,242
Variable Annuity Guarantees | Guaranteed Minimum Death Benefit [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	685	567	432
Incurred guaranteed benefits	310	200	252
Paid guaranteed benefits	(59)	(82)	(117)
Balance at December 31,	936	685	567
Variable Annuity Guarantees | Guaranteed Minimum Income Benefit [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	1,851	1,635	882
Incurred guaranteed benefits	262	229	771
Paid guaranteed benefits	0	(13)	(18)
Balance at December 31,	2,113	1,851	1,635
Variable Annuity Guarantees | Ceded | Guaranteed Minimum Death Benefit [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	41	56	54
Incurred guaranteed benefits	9	(5)	22
Paid guaranteed benefits	(12)	(10)	(20)
Balance at December 31,	38	41	56
Variable Annuity Guarantees | Ceded | Guaranteed Minimum Income Benefit [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	7	9	8
Incurred guaranteed benefits	0	0	1
Paid guaranteed benefits	0	(2)	0
Balance at December 31,	7	7	9
Variable Annuity Guarantees | Net | Guaranteed Minimum Death Benefit [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	644	511	378
Incurred guaranteed benefits	301	205	230
Paid guaranteed benefits	(47)	(72)	(97)
Balance at December 31,	898	644	511
Variable Annuity Guarantees | Net | Guaranteed Minimum Income Benefit [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	1,844	1,626	874
Incurred guaranteed benefits	262	229	770
Paid guaranteed benefits	0	(11)	(18)
Balance at December 31,	2,106	1,844	1,626
Universal and Variable Life Contracts | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	4,698	4,785	4,463
Incurred guaranteed benefits	411	(64)	348
Paid guaranteed benefits	(17)	(23)	(26)
Balance at December 31,	5,092	4,698	4,785
Universal and Variable Life Contracts | Secondary Guarantees | Foreign Currency Translation [Member]
Movement In Guaranteed Benefit Liability Gross Rollforward
Incurred guaranteed benefits	(343)	(597)	(39)
Universal and Variable Life Contracts | Paid-Up Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	266	246	221
Incurred guaranteed benefits	22	20	25
Paid guaranteed benefits	0	0	0
Balance at December 31,	288	266	246
Universal and Variable Life Contracts | Ceded | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	928	753	614
Incurred guaranteed benefits	134	175	139
Paid guaranteed benefits	0	0	0
Balance at December 31,	1,062	928	753
Universal and Variable Life Contracts | Ceded | Paid-Up Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	187	173	155
Incurred guaranteed benefits	15	14	18
Paid guaranteed benefits	0	0	0
Balance at December 31,	202	187	173
Universal and Variable Life Contracts | Net | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	3,770	4,032	3,849
Incurred guaranteed benefits	277	(239)	209
Paid guaranteed benefits	(17)	(23)	(26)
Balance at December 31,	4,030	3,770	4,032
Universal and Variable Life Contracts | Net | Paid-Up Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	79	73	66
Incurred guaranteed benefits	7	6	7
Paid guaranteed benefits	0	0	0
Balance at December 31,	$ 86	$ 79	$ 73